Other Long-Term Liabilities - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year $ / shares	Dec. 31, 2019 CAD ($) year $ / shares	Dec. 31, 2018 CAD ($) year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 3.47	$ 7.88	$ 3.33
Share price | $ / shares	$ 30.59	$ 42.00	$ 32.94
Expected volatility	39.80%	26.70%	27.40%
Expected dividend yield	5.60%	3.60%	4.10%
Risk free interest rate	0.30%	1.70%	1.90%
Expected forfeiture rate	4.30%	4.30%	4.20%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock option life | year	4.3	4.4	4.4
Intrinsic value of vested stock options	$ 11,000,000	$ 75,000,000	$ 27,000,000